TAXES ON INCOME - Schedule of taxes on income (tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxes:
Current taxes	$ 2,849	$ 4,333	$ 4,043
Deferred tax expense (benefit):
Deferred tax expense (benefit)	1,773	(4,548)	1,549
Taxes on income (tax benefits)	4,623	(215)	5,592
Domestic Tax Jurisdiction [Member]
Current taxes:
Current taxes	1,191	3,328	2,030
Deferred tax expense (benefit):
Deferred tax expense (benefit)	383	(85)	(14)
Foreign Tax Jurisdiction [Member]
Current taxes:
Current taxes	1,659	1,005	2,013
Deferred tax expense (benefit):
Deferred tax expense (benefit)	$ 1,390	$ (4,463)	$ 1,563